TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 776	$ 871
Settlements with tax authorities	(718)
Reductions for prior years' tax position	(58)	(95)
Additions for prior years' tax position	129
Balance at end of year	$ 129	$ 776